Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Fees	Total Payments
Total	$ 143,000	$ 143,000
Canada | Canada - Newfoundland and Labrador, Town of Appleton
Total	$ 143,000	$ 143,000